Consolidated Statements of Financial Position (Parenthetical) - shares shares in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of financial position [abstract]
Share capital, shares outstanding	64,676	56,378	49,115